FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Thousands	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables comprised of IVA and tax receivables in Mexico	95.80%	99.70%
Percentage of receivables pending finalizations of concentrate sales	4.20%	0.30%
Cash and cash equivalents	$ 35,286	$ 83,391	$ 103,303
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	5,049
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	86
Foreign Currency Risk [Member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,213	404
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 62
Foreign Currency Risk [Member] | Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 2,477	5,612
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 746
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of silver without a final settlement price | oz	70,236
Ounces of gold without a final settlement price | oz	3,102
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 807	$ 663